Share Option and Warrant Reserves (Details 5) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants outstanding	1,626,740	337,813	0
Exercise price	$ 1.66	$ 1.33	$ 0.00
Exercise Price Range 1
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants outstanding	541,744
Exercise price	$ 1.46
Exercise Price Range 2
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants outstanding	334,993
Exercise price	$ 1.37
Exercise Price Range 3
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants outstanding	189,613
Exercise price	$ 1.11
Exercise Price Range 4
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants outstanding	222,577
Exercise price	$ 1.11
Exercise Price Range 5
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants outstanding	337,813
Exercise price	$ 2.96